Document And Entity Information	Mar. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2025
Entity Registrant Name	Acme United Corporation
Entity Central Index Key	0000002098
Entity Emerging Growth Company	false
Entity File Number	01-07698
Entity Incorporation, State or Country Code	CT
Entity Tax Identification Number	06-0236700
Entity Address, Address Line One	1 Waterview Drive
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	203
Local Phone Number	254-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	$2.50 par value Common Stock
Trading Symbol	ACU
Security Exchange Name	NYSEAMER